Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	6 Months Ended
Jun. 30, 2015
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
	(in millions)
Equity method	$563	$593
Cost method	11	12
Total	$574	$605